Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Commitments to Grant Loans [Member]	Dec. 31, 2011 Commitments to Grant Loans [Member]	Dec. 31, 2012 Unfunded Commitments Under Lines of Credit [Member]	Dec. 31, 2011 Unfunded Commitments Under Lines of Credit [Member]
Financial Instrument Commitment [Line Items]
Contractual obligations		$ 9,853	$ 1,891	$ 9,246	$ 4,311
Term of new lease	10 years
Renewal option	5 years
Minimum Rental Commitments [Abstract]
2013	53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
Total minimum rental commitments	$ 525